Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

17. Stockholders' equity

The company has 100 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.

At December 31, 2011, 21.1 million shares of unissued common stock of the company were reserved for stock-based incentive plans and convertible preferred stock.

On February 28, 2011, the company sold 2,587,500 shares of 6.25% mandatory convertible preferred stock for net proceeds of $249.7 million. Each share of mandatory convertible preferred stock will automatically convert on March 1, 2014 into between 2.1899 and 2.6717 shares of the company's common stock, subject to adjustment, depending on the volume weighted average price per share of the company's common stock over the 20 consecutive trading days ending on the third trading day immediately preceding the mandatory conversion date. At any time prior to March 1, 2014, holders may elect to convert all or a portion of their shares of the mandatory convertible preferred stock at the minimum conversion rate of 2.1899 shares of the company's common stock, subject to adjustment.

The company pays dividends on each share of the mandatory convertible preferred stock on a cumulative basis at an annual rate of 6.25% on the initial liquidation preference of $100 per share (equivalent to $6.25 per year per share). Dividends accrue and accumulate from the date of issuance and, to the extent the company has lawfully available funds to pay dividends and the company's Board of Directors or an authorized committee of the Board of Directors declares a dividend payable, the company will pay dividends on March 1, June 1, September 1 and December 1 of each year prior to March 1, 2014 in cash and on March 1, 2014 or any earlier conversion date in cash, shares of the company's common stock, or a combination thereof, at the company's election. The annualized dividend on the mandatory convertible preferred stock is approximately $16.2 million until conversion.

Comprehensive income (loss) for the three years ended December 31, 2011, includes the following components:

Year ended December 31 (millions)	2011	2010	2009
Consolidated net income before discontinued operations	$141.2	$164.1	$175.9
Income from discontinued operations, net of tax	–	77.2	17.1

Total	141.2	241.3	193.0

Other comprehensive income (loss)
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment	–	(7.7)	–
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)

Total other comprehensive income (loss)	(774.8)	86.9	(134.6)

Consolidated comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5.0	6.9	(22.0)

Comprehensive income (loss) attributable to Unisys Corporation	$(638.6)	$321.3	$80.4

Accumulated other comprehensive income (loss) as of December 31, 2011, 2010 and 2009, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2008	$(2,904.6)	$(701.5)	$(2,203.1)
Change during period	(108.9)	71.6	(180.5)

Balance at December 31, 2009	(3,013.5)	(629.9)	(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	$(3,700.9)	$(649.1)	$(3,051.8)

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2011:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2008	–	37.2	.2
Stock-based compensation	–	.1	–
Shares issued in debt exchange	–	5.2	–

Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3